Business	12 Months Ended
Dec. 31, 2018
Business
Business

1.    Business

GTx, Inc. (“GTx” or the “Company”), a Delaware corporation incorporated on September 24, 1997 and headquartered in Memphis, Tennessee, is a biopharmaceutical company dedicated to the discovery, development and commercialization of medicines to treat serious and/or significant unmet medical conditions.

In 2015, the Company entered into an exclusive license agreement with the University of Tennessee Research Foundation (“UTRF”) to develop UTRF’s proprietary selective androgen receptor degrader (“SARD”) technology which may have the potential to provide compounds that can degrade or antagonize multiple forms of androgen receptor to treat those patients who do not respond or are resistant to current androgen targeted therapies by inhibiting tumor growth in patients with progressive castration-resistant prostate cancer (“CRPC”).  The Company is in the process of completing ongoing mechanistic preclinical studies in order to select the most appropriate SARD compounds to move forward into the additional preclinical studies required to submit an investigational new drug application (“IND”), and potentially advance one of its SARD compounds into a first-in-human clinical trial.

The Company had been developing selective androgen receptor modulators (“SARMs”), including enobosarm (GTx-024).  Most recently, enobosarm was evaluated in post-menopausal women with stress urinary incontinence (“SUI”) compared to placebo.  During the third quarter of 2018, the Company announced that the Phase 2 double-blind, placebo-controlled clinical trial of orally-administered enobosarm (3 mg or 1 mg) in post-menopausal women with SUI (the “ASTRID trial”) did not achieve statistical significance on the primary endpoint for the trial. The Company has completed the ASTRID trial, including its review of the full data sets from the clinical trial, and has determined that there is not a sufficient path forward to warrant additional clinical development of enobosarm to treat SUI. The Company has therefore discontinued further development of enobosarm to treat SUI, including discontinuing the related durability and open-label safety extension studies that the Company initiated before it received topline data from the ASTRID trial.  The Company has also discontinued any further development of its SARM program generally.

Following the announcement of the ASTRID trial results, the Company’s board of directors commenced a process of evaluating strategic alternatives to maximize stockholder value. To assist with this process, the Company’s board of directors engaged a financial advisory firm to help explore the Company’s available strategic alternatives, including possible mergers and business combinations, a sale of part or all of the Company’s assets, and collaboration and licensing arrangements.  On March 6, 2019, the Company and Oncternal Therapeutics Inc. (“Oncternal”) announced the signing of an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company’s stockholders and Oncternal’s stockholders, a wholly-owned subsidiary of the Company will be merged with and into Oncternal (the “Merger”), with Oncternal surviving the Merger as a wholly-owned subsidiary of the Company.  See Note 2, Significant Accounting Policies – Subsequent Events, for further discussion regarding the proposed Merger.

At December 31, 2018, the Company had cash, cash equivalents and short-term investments of $28,458 compared to $43,899 at December 31, 2017. To conserve its cash resources, the Company has substantially reduced its workforce since November 2018 and has ceased its SARM development activities and all other operations except for day-to-day business operations, completing ongoing mechanistic SARD preclinical studies and those activities necessary to complete the proposed Merger.